Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 3,319	$ 4,599
Dividend income recognized	213	161
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	2,221	4,117
Dividend income recognized	171	143
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,098	482
Dividend income recognized	$ 42	$ 18